Fair value measurement	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
Fair value measurement
37. Fair value measurement
The reported amount of derivative instruments, whether assets or liabilities, reflects their fair value at the reporting date.
The carrying amount of cash and cash equivalents, financial assets and trade receivables, as adjusted for impairment where necessary as required by IFRS 9, approximates their estimated realizable value and their fair value. Lease liabilities are reported at present value, while all of the other financial liabilities recorded at amortized cost approximate fair value.
A sensitivity analysis was performed at December 31, 2022 on the fair value of the Group’s insurance contracts (recorded within other current financial assets), with the support of an external actuarial expert, using the discounted cash flow method. The main assumptions used to perform the sensitivities are: (i) the vector of prospective returns is calculated from the last certified management rate (known at the valuation date) assuming a trend to the market forward rate, consistent with the current Italian government curve; (ii) the target duration has been assumed to be 5 years; (iii) the prospective investment returns are netted against the management fees; (iv) the cash flow projection was made in line with the underlying contractual conditions; (v) a probability of surrender has been assumed, based on market data and depending on the type of insurance contract considered, ranging from 5.61% to 8.31%. Based on the analysis performed, no significant differences from fair value were noted.
For units in investment funds sensitivity has not been calculated as the valuation is made on the basis of the latest available NAV.
Categories of financial assets and liabilities according to IFRS 7
The following tables provide a breakdown for financial assets by category at December 31, 2022:

	At December 31, 2022
	Financial assets					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	22,454	—	22,454	24	—	22,454	—
Cash and cash equivalents	—	—	254,321	254,321	27	—	254,321	—
Trade receivables	—	—	177,213	177,213	23	—	177,213	—
Other non-current financial assets	3,958	—	32,282	36,240	21	—	32,861	3,379
Other current financial assets	289,743	26,852	4,299	320,894	25	30,076	78,470	212,348
Financial assets	293,701	49,306	468,115	811,122		30,076	565,319	215,727

The following table provides an additional breakdown for other current financial assets at December 31, 2022:

	At December 31, 2022
	Financial assets				Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	1	2	3
Insurance contracts	114,975	—	—	114,975	—	—	114,975
Fixed income	64,017	9,110	—	73,127	9,110	47,114	16,903
Hedge funds	46,761	—	—	46,761	—	10,116	36,645
Equity	14,592	—	—	14,592	497	14,095	—
Money market funds and floating income	2,587	17,742	—	20,329	17,742	2,587	—
Private equity	18,311	—	—	18,311	—	—	18,311
Real estate funds	12,129	—	—	12,129	—	—	12,129
Private debt	13,644	—	—	13,644	—	259	13,385
Commodities	2,727	—	—	2,727	2,727	—	—
Guarantee deposits	—	—	2,075	2,075	—	2,075	—
Financial receivables	—	—	2,224	2,224	—	2,224	—
Total other current financial assets	289,743	26,852	4,299	320,894	30,076	78,470	212,348
The following table presents the changes in level 3 items for the years ended December 31, 2022 and 2021:

(€ thousands)	Fair value Level 3
	2022	2021
At January 1	201,290	197,840
Investments	21,343	19,516
Disposals	(12,529)	(24,211)
Fair value adjustments	4,355	6,673
Realized gains	254	69
Exchange rate gains	1,014	1,403
At December 31	215,727	201,290
The fair value of Level 2 items is mainly estimated on the basis of data provided by pricing services (non-active markets) and the fair value of Level 3 items is estimated on the basis of the last available net asset value (NAV).

	At December 31, 2021
	Financial assets					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	1,786	—	1,786	24	—	1,786	—
Cash and cash equivalents	—	—	459,791	459,791	27	—	459,791	—
Trade receivables	—	—	160,360	160,360	23	—	160,360	—
Other non-current financial assets	2,257	—	33,115	35,372	21	—	33,115	2,257
Other current financial assets	308,532	25,712	6,136	340,380	25	53,164	88,183	199,033
Financial assets	310,789	27,498	659,402	997,689		53,164	743,235	201,290

The following table provides an additional breakdown for other current financial assets at December 31, 2021:

	At December 31, 2021
	Financial assets				Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	1	2	3
Insurance contracts	113,919	—	—	113,919	—	—	113,919
Fixed income	68,947	5,025	—	73,972	29,764	26,700	17,508
Hedge funds	41,483	—	—	41,483	—	11,243	30,240
Real estate funds	32,898	—	—	32,898	—	19,100	13,798
Equity	25,408	—	—	25,408	2,713	22,695	—
Money market funds and floating income	2,007	20,687	—	22,694	20,687	2,007	—
Private equity	15,925	—	—	15,925	—	—	15,925
Private debt	7,945	—	—	7,945	—	302	7,643
Guarantee deposits and others	—	—	6,136	6,136	—	6,136	—
Total other current financial assets	308,532	25,712	6,136	340,380	53,164	88,183	199,033

The fair value of Level 2 items is mainly estimated on the basis of data provided by pricing services (non-active markets) and the fair value of Level 3 items is estimated on the basis of the last available net asset value (NAV).
The following tables provide a breakdown for financial liabilities by category:

	At December 31, 2022
	Financial liabilities					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	2,362	—	2,362	24	—	2,362	—
Non-current borrowings	—	—	184,880	184,880	30	—	184,880	—
Current borrowings	—	—	286,175	286,175	30	—	286,175	—
Other non-current financial liabilities	178,766	—	27	178,793	31	—	178,766	27
Other current financial liabilities	37,258	—	—	37,258	31	—	37,258	—
Trade payables and customer advances	—	—	270,936	270,936	35	—	270,936	—
Lease liabilities – Current / Non-current	—	—	443,507	443,507	32	—	—	443,507
Financial liabilities	216,024	2,362	1,185,525	1,403,911		—	960,377	443,534

	At December 31, 2021
	Financial liabilities					Fair value Level
(€ thousands)	FVPL	FVOCI	Amortized cost	Total	Note	1	2	3
Derivative financial instruments	—	14,138	—	14,138	24	—	14,138	—
Non-current borrowings	—	—	471,646	471,646	30	—	471,646	—
Current borrowings	—	—	157,292	157,292	30	—	157,292	—
Other non-current financial liabilities	159,411	—	7,976	167,387	31	—	159,411	7,976
Other current financial liabilities	33,984	—	—	33,984	31	23,810	10,174	—
Trade payables and customer advances	—	—	223,037	223,037	35	—	223,037	—
Lease liabilities – Current / Non-current	—	—	438,052	438,052	32	—	—	438,052
Financial liabilities	193,395	14,138	1,298,003	1,505,536		23,810	1,035,698	446,028